[LOGO OMITTED]

                               SEMI-ANNUAL REPORT

                                             APRIL 30, 2002

        WHITE OAK GROWTH STOCK FUND
          PIN OAK AGGRESSIVE STOCK FUND
          RED OAK TECHNOLOGY SELECT FUND
        BLACK OAK EMERGING TECHNOLOGY FUND
         LIVE OAK HEALTH SCIENCES FUND

[GRAPHIC ART OMITTED]

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TABLE OF CONTENTS

SHAREHOLDER LETTER ................   1

FINANCIAL HIGHLIGHTS ..............   2

STATEMENTS OF NET ASSETS ..........   4

STATEMENTS OF OPERATIONS ..........  12

STATEMENTS OF CHANGES
IN NET ASSETS .....................  14

NOTES TO
FINANCIAL STATEMENTS ..............  16



CONTACT US


BY MAIL
-----------------------------------

Oak Associates Funds
P.O. Box 219441
Kansas City, MO 64121-9441


BY TELEPHONE
-----------------------------------
1-888-462-5386


 ON THE WEB
-----------------------------------
 www.oakassociates.com


                 CLICK ON
              "MY OAK ACCOUNT"
-------------------------------------------------
         at www.oakassociates.com

              WHERE YOU CAN:

o Trade On-Line
o Access and Update Account Information
o Go Paperless with E-Delivery
-------------------------------------------------

TO OUR SHAREHOLDERS         [GRAPHIC ART OMITTED]
.................................................................................


Dear Fellow Shareholders:

We are pleased to send you the Oak Associates Funds' Semi-Annual Report. It contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Operations for the six-month period ended April 30, 2002. We encourage you to read the information to help you stay informed about your mutual fund investment.

The past six months have continued to challenge already-weary investors. The fourth quarter saw an exciting surge, while overall first quarter performance was flat for the S&P 500 and down 5% for the NASDAQ. Mixed in with the recovery from September 11th and the economic downturn, additional unrest has clouded the market: the Enron accounting scare, continued turmoil in the Middle East and uncertainty about our domestic safety.

The economic data has been very encouraging. Interest rates remain low, unemployment is leveling off and productivity growth is at a record high. We believe firmly in the importance of productivity. It is from increased efficiency and utilization of capital that companies realize real increases in profits. These strong economic fundamentals provide good reason to be optimistic. Although the pace of corporate spending and profits has been disappointing for investors, companies are acting with additional caution until they can be assured of economic stability. Over the longer term, we believe the healthy economic data will eventually manifest itself in companies' bottom lines.

These are trying times for all investors, and we encourage you to stay the course. Unfortunately, many investors miss out on the upside because they leave the market at the bottom. We have stayed the course with our investment style and believe that investing in good companies with a long-term time horizon is the key to strong returns. We firmly believe that our holdings in technology, healthcare and financial services make us well-positioned for the market recovery.

We thank you for your trust in Oak Associates Funds and look forward to serving your financial needs.


Sincerely,

/S/JAMES D.  OELSCHLAGER

James D.  Oelschlager
CHIEF INVESTMENT OFFICER

FINANCIAL HIGHLIGHTS
.....................................................................................................................................

For a Share Outstanding Throughout the Periods Ended April 30, 2002
(unaudited) and October 31,



                                                       REALIZED AND                                                        NET
                NET ASSET              NET              UNREALIZED           DISTRIBUTIONS        DISTRIBUTIONS           ASSET
                  VALUE            INVESTMENT            GAINS OR              FROM NET               FROM                VALUE
                BEGINNING            INCOME            (LOSSES) ON            INVESTMENT             CAPITAL             END OF
                OF PERIOD            (LOSS)             SECURITIES              INCOME                GAINS              PERIOD
------------------------------------------------------------------------------------------------------------------------------------

WHITE OAK GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*           $34.54             $(0.07)              $ (2.34)                $--                $   --              $32.13
 2001             77.05              (0.15)               (42.08)                 --                 (0.28)               34.54
 2000             53.28              (0.19)                23.96                  --                    --                77.05
 1999             34.04              (0.13)                19.37                  --                    --                53.28
 1998(1)          29.29              (0.05)                 4.86                  --                 (0.06)               34.04
 1997             21.88               0.03                  7.49               (0.04)                (0.07)               29.29

PIN OAK AGGRESSIVE STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*           $21.61             $(0.11)              $ (1.52)                $--                $   --              $19.98
 2001             69.45              (0.32)               (47.27)                 --                 (0.25)               21.61
 2000             41.85              (0.20)                29.33                  --                 (1.53)               69.45
 1999             21.96              (0.13)                20.02                  --                    --                41.85
 1998(1)          19.46              (0.15)                 2.65                  --                    --                21.96
 1997             17.08              (0.11)                 2.49                  --                    --                19.46

RED OAK TECHNOLOGY SELECT FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*          $  8.45             $(0.05)             $  (0.90)                $--                $   --              $  7.50
 2001             33.85              (0.14)               (25.26)                 --                    --                 8.45
 2000             16.94              (0.13)                17.04                  --                    --                33.85
 1999(2)          10.00              (0.05)                 6.99                  --                    --                16.94

BLACK OAK EMERGING TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*          $  2.98             $(0.02)               $(0.28)                $--                $   --              $  2.68
 2001(3)          10.00              (0.02)                (7.00)                 --                    --                 2.98

LIVE OAK HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*           $10.24             $(0.03)               $(1.51)                $--                $   --              $  8.70
 2001(4)          10.00              (0.01)                 0.25                  --                    --                10.24

*   FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO FEBRUARY 27, 1998 IS THE FINANCIAL DATA
    OF THE WHITE OAK GROWTH STOCK FUND AND THE PIN OAK AGGRESSIVE STOCK FUND, RESPECTIVELY, EACH A SERIES OF
    THE ADVISORS' INNER CIRCLE FUND.
(2) THE RED OAK TECHNOLOGY SELECT FUND COMMENCED OPERATIONS ON DECEMBER 31, 1998. ALL RATIOS FOR THE PERIOD
    HAVE BEEN ANNUALIZED.
(3) THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON DECEMBER 29, 2000. ALL RATIOS FOR THE
    PERIOD HAVE BEEN ANNUALIZED.
(4) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON JUNE 29, 2001. ALL RATIOS FOR THE PERIOD
    HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386                            2

.....................................................................................................................................


                                                                                                          RATIO OF NET
                                                                                        RATIO OF           INVESTMENT
                                                                      RATIO OF          EXPENSES             LOSS TO
                              NET ASSETS         RATIO OF          NET INVESTMENT      TO AVERAGE            AVERAGE
                                END OF          EXPENSES TO         INCOME (LOSS)      NET ASSETS          NET ASSETS      PORTFOLIO
                TOTAL           PERIOD            AVERAGE            TO AVERAGE        (EXCLUDING          (EXCLUDING      TURNOVER
                RETURN+          (000)          NET ASSETS           NET ASSETS         WAIVERS)            WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------------------

WHITE OAK GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*          (6.98)%       $2,669,349            0.98%               (0.38)%           0.98%               (0.38)%         3.35%
 2001          (54.99)         3,188,358            0.95                (0.31)            0.95                (0.31)         15.44
 2000           44.61          6,219,080            0.96                (0.38)            0.96                (0.38)         13.86
 1999           56.52          2,196,364            1.00                (0.34)            1.04                (0.38)          6.27
 1998(1)        16.48            830,219            1.00                (0.22)            1.07                (0.29)          6.16
 1997           34.46            362,404            0.98                 0.06             1.14                (0.10)          7.90

PIN OAK AGGRESSIVE STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*          (7.54)%       $  288,090            1.00%               (0.90)%           1.03%               (0.93)%         9.16%
 2001          (68.75)           363,083            0.99                (0.82)            0.99                (0.82)         20.91
 2000           71.36          1,219,288            1.00                (0.59)            1.02                (0.61)         13.16
 1999           90.57            131,755            1.00                (0.57)            1.10                (0.67)         26.47
 1998(1)        12.85             41,444            1.00                (0.79)            1.14                (0.93)         10.04
 1997           13.93             31,681            0.99                (0.75)            1.23                (0.99)         17.30

RED OAK TECHNOLOGY SELECT FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*         (11.24)%       $  442,670            1.00%               (0.97)%           1.03%               (1.00)%        25.51%
 2001          (75.04)           531,663            0.98                (0.84)            0.98                (0.84)         53.98
 2000           99.82          2,220,110            0.99                (0.79)            1.01                (0.81)         40.13
 1999(2)        69.40            168,562            1.00                (0.81)            1.20                (1.01)         16.54

BLACK OAK EMERGING TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*         (10.07)%       $   97,670            1.00%               (0.86)%           1.07%               (0.93)%        15.46%
 2001(3)       (70.20)           104,191            1.00                (0.52)            1.12                (0.64)          5.99

LIVE OAK HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------------------------
 2002*         (15.04)%       $   20,641            1.00%               (0.58)%           1.11%               (0.69)%        27.20%
 2001(4)         2.40             21,134            1.00                (0.49)            1.23                (0.72)            --


                                           3               www.oakassociates.com

STATEMENT OF NET ASSETS
.................................................................................

APRIL 30, 2002 (UNAUDITED)

WHITE OAK GROWTH STOCK FUND

--------------------------------------------------------------------------------
                                   Market
Description               Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCK-- 98.1%


 COMMERCIAL BANKS-- 4.8%
 Citigroup              2,930,000  $126,869
                                   --------
                                    126,869
                                   --------

 COMPUTER COMMUNICATIONS EQUIPMENT-- 7.4%
 Cisco Systems*         8,950,000   131,117
 Juniper Networks*      6,520,000    65,917
                                   --------
                                    197,034
                                   --------

 DATA STORAGE -- 8.4%
 Brocade Communications
    Systems*            5,650,000   144,584
 EMC*                   8,675,000    79,290
                                   --------
                                    223,874
                                   --------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS-- 6.6%
 Medtronic              3,945,000   176,302
                                   --------
                                    176,302
                                   --------

 FIBER OPTIC COMPONENTS-- 1.9%
 JDS Uniphase*         11,900,000    51,646
                                   --------
                                     51,646
                                   --------

 FIRE, MARINE & CASUALTY INSURANCE -- 4.8%

 American International
   Group                1,835,000   126,835
                                   --------
                                    126,835
                                   --------

 OPTICAL NETWORKING SYSTEMS-- 1.3%
 Ciena*                 4,800,000    35,952
                                   --------
                                     35,952
                                   --------

 PHARMACEUTICAL PREPARATIONS-- 15.3%
 Eli Lilly              1,850,000   122,192
 Merck                  2,320,000   126,069
 Pfizer                 4,410,000   160,303
                                   --------
                                    408,564
                                   --------

--------------------------------------------------------------------------------
                        Shares/Face     Market
Description            Amount (000)  Value (000)
--------------------------------------------------------------------------------
 SECURITY BROKERS, DEALERS & FLOTATION COMPANIES-- 8.7%
 Charles Schwab         7,500,000 $  85,425
 Morgan Stanley
   Dean Witter          3,100,000   147,932
                                 ----------
                                    233,357
                                 ----------

 SEMICONDUCTOR CAPITAL EQUIPMENT-- 9.0%
 Applied Materials*     9,915,000   241,133
                                 ----------
                                    241,133
                                 ----------

 SEMICONDUCTORS & RELATED DEVICES-- 12.4%
 Intel                  3,200,000    91,552
 Linear Technology      3,845,000   149,417
 PMC-Sierra*            5,750,000    89,470
                                 ----------
                                    330,439
                                 ----------

 SERVICES - COMPUTER PROCESSING-- 1.7%
 First Data               560,000    44,514
                                   --------
                                     44,514
                                 ----------

 SERVICES - PREPACKAGED SOFTWARE-- 9.0%
 Microsoft*             2,475,000   129,343
 Veritas*               3,875,000   109,818
                                 ----------
                                    239,161
                                 ----------

 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 6.8%
 MBNA                   5,130,000   181,859
                                 ----------
                                    181,859
                                 ----------
 TOTAL COMMON STOCK
     (Cost $4,245,570)            2,617,539
                                 ----------

 REPURCHASE AGREEMENT -- 0.3%
 ABN Amro
 1.820%, dated 04/30/02, matures
   05/01/02, repurchase price
   $8,645,449 (collateralized by
   U.S. Government obligations,
   total market
   value: $8,818,517)   $   8,645     8,645
                                 ----------
 TOTAL REPURCHASE AGREEMENT
     (Cost $8,645)                    8,645
                                 ----------


1-888-462-5386                            4

                                                           [GRAPHIC ART OMITTED]

--------------------------------------------------------------------------------

Description                        Value (000)
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS-- 98.4%
     (Cost $4,254,215)           $ 2,626,184
                                 -----------

 OTHER ASSETS AND LIABILITIES,
  NET -- 1.6%                         43,165
                                 -----------

 NET ASSETS:
 Portfolio Shares
    (unlimited authorization
    -- no par value) based on
    83,073,278 outstanding
    shares of beneficial
    interest                       5,095,350
 Accumulated net investment loss      (6,220)
 Accumulated net realized loss
    on investments                  (791,750)
 Net unrealized depreciation
    on investments                (1,628,031)
                                 -----------

 TOTAL NET ASSETS-- 100%          $2,669,349
                                 ===========

 Net Asset Value, Offering and Redemption
   Price Per Share                    $32.13
                                      ======

* NON-INCOME PRODUCING SECURITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       5                   www.oakassociates.com

STATEMENT OF NET ASSETS
.................................................................................

April 30, 2002 (unaudited)

Pin Oak Aggressive Stock Fund

--------------------------------------------------------------------------------
                                     Market
Description               Shares   Value (000)
--------------------------------------------------------------------------------

Common Stock-- 97.3%


 COMPUTER COMMUNICATIONS EQUIPMENT-- 13.0%
 Cisco Systems*         1,180,000   $17,287
 Foundry Networks*      1,850,000    10,526
 Juniper Networks*        965,000     9,756
                                    -------
                                     37,569
                                    -------

 DATA STORAGE -- 5.2%
 Brocade Communications
    Systems*             540,000     13,819
 CacheFlow*             1,950,000     1,190
                                    -------
                                    15,009
                                    -------

 FIBER OPTIC COMPONENTS-- 2.8%
 JDS Uniphase*          1,850,000     8,029
                                    -------
                                    8,029
                                    -------

 LABORATORY ANALYTICAL INSTRUMENTS-- 4.7%
 Waters*                  500,000    13,475
                                    -------
                                     13,475
                                    -------

 OPTICAL NETWORKING SYSTEMS-- 3.3%
 Ciena*                 1,250,000     9,362
                                    -------
                                      9,362
                                    -------

 SECURITY BROKERS, DEALERS & FLOTATION COMPANIES-- 4.3%
 Charles Schwab         1,100,000    12,529
                                    -------
                                     12,529
                                    -------

 SEMICONDUCTOR CAPITAL EQUIPMENT-- 6.5%
 Applied Materials*       775,000    18,848
                                    -------
                                     18,848
                                    -------

 SEMICONDUCTORS & RELATED DEVICES-- 30.2%
 Atmel*                 2,160,000    19,440
 Linear Technology        355,000    13,795

--------------------------------------------------------------------------------
                      Shares/Face    Market
Description          Amount (000)  Value (000)
--------------------------------------------------------------------------------
 Maxim Integrated*        350,000 $  17,430
 PMC-Sierra*              485,000     7,547
 TriQuint Semiconductor*  634,000     6,429
 Vitesse Semiconductor*   760,000     4,545
 Xilinx*                  470,000    17,747
                                  ---------
                                     86,933
                                  ---------

 SERVICES - HOME HEALTH CARE SERVICES-- 7.9%
 Express Scripts*         360,000    22,756
                                  ---------
                                     22,756
                                  ---------

 SERVICES - PREPACKAGED SOFTWARE-- 12.0%
 Advent Software*         400,000    19,752
 Siebel*                   50,000     1,209
 Veritas Software*        485,000    13,745
                                  ---------
                                     34,706
                                  ---------

 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 4.9%
 MBNA                     395,000    14,003
                                  ---------
                                     14,003
                                  ---------

 TELEGRAPH & OTHER MESSAGE COMMUNICATIONS-- 2.5%
 Extreme Networks*        800,000     7,192
                                  ---------
                                      7,192
                                  ---------

TOTAL COMMON STOCK
      (Cost $763,313)               280,411
                                  ---------

 REPURCHASE AGREEMENT -- 2.2%
 JP Morgan Chase
   1.870%, dated 04/30/02, matures
   05/01/02, repurchase price
   $6,242,392 (collateralized by
   U.S. Government obligation,
   total market
   value: $6,367,602)       $6,242    6,242
                                  ---------

 TOTAL REPURCHASE AGREEMENT
      (Cost $6,242)                   6,242
                                  ---------


1-888-462-5386                          6

                                                           [GRAPHIC ART OMITTED]

--------------------------------------------------------------------------------

Description                        Value (000)
--------------------------------------------------------------------------------


 TOTAL INVESTMENTS-- 99.5%
      (Cost $769,555)             $ 286,653
                                  ---------

 OTHER ASSETS AND LIABILITIES,
   NET -- 0.5%                        1,437
                                  ---------

 NET ASSETS:
 Portfolio Shares (unlimited
    authorization
    -- no par value) based on
    14,416,804 outstanding
    shares of beneficial interest 1,112,672
 Accumulated net investment loss     (1,615)
 Accumulated net realized loss
    on investments                 (340,065)
 Net unrealized depreciation
    on investments                 (482,902)
                                  ---------

 TOTAL NET ASSETS - 100%           $288,090
                                  =========

  Net Asset Value, Offering and Redemption
        Price Per Share              $19.98
                                     ======

* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                         7                 www.oakassociates.com

STATEMENT OF NET ASSETS
.................................................................................

April 30, 2002 (unaudited)

Red Oak Technology Select Fund

--------------------------------------------------------------------------------
                                     Market
Description               Shares   Value (000)
--------------------------------------------------------------------------------

Common Stock -- 97.7%

 COMPUTER COMMUNICATIONS EQUIPMENT-- 10.1%
 Cisco Systems*        1,848,800  $  27,085
 Juniper Networks*     1,470,500     14,867
 Riverstone Networks*    570,000      2,679
                                  ---------
                                     44,631
                                  ---------

 CONTRACT MANUFACTURERS-- 4.0%
 Flextronics
   International*      1,290,000     17,867
                                  ---------
                                     17,867
                                  ---------

 DATA STORAGE -- 16.2%
 Brocade Communications
  Systems*               992,600     25,401
 EMC*                  2,030,200     18,556
 McData, Cl A*           268,279      1,822
 QLogic*                 565,200     25,835
                                  ---------
                                     71,614
                                  ---------

 FIBER OPTIC COMPONENTS-- 2.1%
 JDS Uniphase*         2,158,300      9,367
                                  ---------
                                      9,367
                                  ---------

 OPTICAL NETWORKING SYSTEMS-- 3.7%
 Ciena*                1,538,400     11,523
 ONI Systems*            908,300      4,750
                                  ---------
                                     16,273
                                  ---------

 SEMICONDUCTOR CAPITAL EQUIPMENT-- 14.0%
 Applied Materials*    1,336,000     32,491
 Novellus*               624,200     29,587
                                  ---------
                                     62,078
                                  ---------

--------------------------------------------------------------------------------
                        Shares/Face  Market
Description            Amount (000)Value (000)
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES-- 33.3%
 Broadcom, Cl A*         500,000  $  17,250
 Integrated Device
   Technology*           965,400     27,070
 Intersil, Cl A*         735,000     19,735
 Maxim Integrated
   Products*             438,600     21,842
 PMC-Sierra*             912,000     14,191
 Semtech*                970,800     31,046
 TriQuint
   Semiconductor*      1,625,200     16,480
                                  ---------
                                    147,614
                                  ---------

 SERVICES - PREPACKAGED SOFTWARE-- 14.3%
 Check Point Software*   529,000      9,601
 Microsoft*              370,900     19,383
 Tibco Software*       1,501,500     12,598
 Veritas Software*       769,000     21,793
                                  ---------
                                     63,375
                                  ---------
 TOTAL COMMON STOCK
      (Cost $1,021,700)             432,819
                                  ---------

 REPURCHASE AGREEMENT -- 2.1%
  JP Morgan Chase
   1.820%, dated 04/30/02, matures
   05/01/02, repurchase price
   $9,083,722 (collateralized by
   U.S. Government obligation,
   total market value:
   $9,268,862)              $9,083    9,083
                                  ---------
 TOTAL REPURCHASE AGREEMENT
      (Cost $9,083)                   9,083
                                  ---------

 TOTAL INVESTMENTS-- 99.8%
      (Cost $1,030,783)             441,902
                                  ---------

 OTHER ASSETS AND LIABILITIES,
   NET -- 0.2%                          768
                                  ---------


1-888-462-5386                            8

                                                           [GRAPHIC ART OMITTED]

--------------------------------------------------------------------------------

Description                        Value (000)
--------------------------------------------------------------------------------

 NET ASSETS:
  Portfolio Shares
   (unlimited authorization
   -- no par value) based on
   59,061,043 outstanding shares
   of beneficial interest        $2,050,868
 Accumulated net investment loss     (2,808)
 Accumulated net realized loss
   on investments                (1,016,509)
 Net unrealized depreciation
   on investments                  (588,881)
                                 ----------

 TOTAL NET ASSETS-- 100%         $  442,670
                                 ==========

Net Asset Value, Offering and
   Redemption Price Per Share         $7.50
                                      =====

* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                           9               www.oakassociates.com

STATEMENT OF NET ASSETS
.................................................................................

April 30, 2002 (unaudited)

Black Oak Emerging Technology Fund

--------------------------------------------------------------------------------
                                     Market
Description               Shares   Value (000)
--------------------------------------------------------------------------------

Common Stock-- 94.1%

 COMPUTER COMMUNICATIONS EQUIPMENT-- 1.3%
 Sonus Networks*         450,000  $   1,237
                                  ---------
                                      1,237
                                  ---------

 CONSUMER WIRELESS DEVICES-- 5.6%
 Research in Motion*     311,000      5,505
                                  ---------
                                      5,505
                                  ---------
 DATA STORAGE -- 0.5%
 Inrange Technologies,
  Cl B*                   85,000        458
                                  ---------
                                        458
                                  ---------
 FIBER OPTIC COMPONENTS-- 7.3%
 Finisar*                768,800      4,913
 New Focus*              302,000        891
 Stratos Lightwave*      498,000      1,374
                                  ---------
                                      7,178
                                  ---------
 OPTICAL NETWORKING SYSTEMS-- 6.0%
 Ciena*                  310,700      2,327
 ONI Systems*            682,000      3,567
                                  ---------
                                      5,894
                                  ---------

 SEMICONDUCTOR CAPITAL EQUIPMENT-- 15.5%
 Amkor Technology*       449,200      9,029
 Rudolph Technologies*   200,000      6,100
                                  ---------
                                     15,129
                                  ---------

 SEMICONDUCTORS & RELATED DEVICES-- 32.5%
 AXT*                    383,000      4,443
 Cree*                   356,300      4,201
 GlobespanVirata*        300,000      1,770
 Hi/Fn*                  123,000      1,304
 Ixia*                   230,000      1,978
 Marvell Technology Group* 252,000    9,072
 Microtune*              593,500      6,617
 Sirenza Microdevices*   480,500      2,374
                                  ---------
                                     31,759
                                  ---------

 SERVICES-- BUSINESS SERVICES-- 1.2%
 Akamai Technologies*    500,000      1,145
                                  ---------
                                      1,145
                                  ---------

--------------------------------------------------------------------------------
                     Shares/Face      Market
Description          Amount (000)  Value (000)
--------------------------------------------------------------------------------

 SERVICES - PREPACKAGED SOFTWARE-- 19.6%
 Concord Communications* 156,000  $   2,933
 Micromuse*              528,500      4,312
 OTG Software*           350,000      2,538
 Packeteer*              918,000      6,426
 StorageNetworks*      1,000,000      2,909
                                  ---------
                                     19,118
                                  ---------

 WIRELESS INFRASTRUCTURE-- 4.6%
 Aether Systems          595,300      1,982
 DMC Stratex Networks*   589,000      2,474
                                  ---------
                                      4,456
                                  ---------
 TOTAL COMMON STOCK
      (Cost $245,433)                91,879
                                  ---------

 REPURCHASE AGREEMENT -- 7.2%
  JP Morgan Chase
   1.820%, dated 04/30/02, matures
   05/01/02, repurchase price
   $7,004,718 (collateralized by
   U.S. Government obligation,
   total market
   value: $7,177,259)     $7,004      7,004
                                  ---------

 TOTAL REPURCHASE AGREEMENT
      (Cost $7,004)                   7,004
                                  ---------

 TOTAL INVESTMENTS-- 101.3%
      (Cost $252,437)                98,883
                                  ---------

 OTHER ASSETS AND LIABILITIES, NET -- (1.3)% (1,213)

 NET ASSETS:
  Portfolio Shares (unlimited authorization
  -- no par value) based on
  36,434,371 outstanding shares
  of beneficial interest            361,823
 Accumulated net investment loss       (562)
 Accumulated net realized loss
  on investments                   (110,037)

 Net unrealized depreciation
  on investments                   (153,554)
                                  ---------

 TOTAL NET ASSETS-- 100%           $ 97,670
                                  =========

Net Asset Value, Offering and Redemption
   Price Per Share                    $2.68
                                      =====

* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


1-888-462-5386                          10

                                                           [GRAPHIC ART OMITTED]

Live Oak Health Sciences Fund

--------------------------------------------------------------------------------
                                     Market
Description               Shares   Value (000)
--------------------------------------------------------------------------------

Common Stock -- 97.7%

 BIOLOGICAL PRODUCTS -- 4.9%
 Invitrogen*               29,000 $   1,006
                                  ---------
                                      1,006
                                  ---------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS -- 6.1%
 Medtronic                 28,200     1,260
                                  ---------
                                      1,260
                                  ---------

 LABORATORY ANALYTICAL INSTRUMENTS -- 14.7%
 Applied Biosystems
  Group-- Applera          46,500       796
 Bruker Daltonics*         73,900       552
 Molecular Devices*        33,700       602
 Waters*                   40,000     1,078
                                  ---------
                                      3,028
                                  ---------

 PHARMACEUTICAL PREPARATIONS -- 26.7%
 Eli Lilly                 15,000       991
 Ivax*                     16,200       191
 Johnson & Johnson         20,300     1,296
 Medicis Pharmaceutical,
   Cl A*                   17,000       910
 Pfizer                    35,000     1,272
 Teva Pharmaceutical
    Industries ADR         15,000       840
                                  ---------
                                      5,500
                                  ---------

 SEMICONDUCTORS & RELATED DEVICES -- 4.1%
 Caliper Technologies*     81,000       853
                                  ---------
                                        853
                                  ---------

 SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
 RESEARCH -- 12.3%
 Affymetrix*               67,000     1,700
 Qiagen*                   63,400       831
                                  ---------
                                      2,531
                                  ---------

 SERVICES - HOME HEALTH CARE SERVICES -- 8.6%
 Express Scripts*          28,200     1,783
                                  ---------
                                      1,783
                                  ---------
 SERVICES - PREPACKAGED SOFTWARE -- 4.8%
 Cerner*                   18,800       998
                                  ---------
                                        998
                                  ---------

--------------------------------------------------------------------------------
                       Shares/Face      Market
Description            Amount (000)  Value (000)
--------------------------------------------------------------------------------

 SURGICAL & MEDICAL INSTRUMENTS & APPARATUS-- 4.8%
 Techne*                   37,200 $     993
                                  ---------
                                        993
                                  ---------

 WHOLESALE -- DRUGS, PROPRIETARIES & DRUGGISTS'
  SUNDRIES -- 7.2%
 Cardinal Health           21,600     1,496
                                  ---------
                                      1,496
                                  ---------

 WHOLESALE -- MEDICAL, DENTAL & HOSPITAL

  EQUIPMENT & SUPPLIES-- 3.5%
 Cytyc*                    45,500       715
                                  ---------
                                        715
                                  ---------
 TOTAL COMMON STOCK
      (Cost $22,725)                 20,163
                                  ---------


 REPURCHASE AGREEMENT -- 1.6%
  JP Morgan Chase
   1.500%, dated 04/30/02, matures
   05/01/02, repurchase price
   $341,461 (collateralized by
   U.S. Government obligations,
   total market
   value: $348,275)          $341       341
                                  ---------
 TOTAL REPURCHASE AGREEMENT
      (Cost $341)                       341
                                  ---------

 TOTAL INVESTMENTS-- 99.3%
      (Cost $23,066)                 20,504
                                  ---------

 OTHER ASSETS AND LIABILITIES,
   NET -- 0.7%                          137
                                  ---------
 NET ASSETS:
  Portfolio Shares (unlimited
  authorization -- no par value)
  based on 2,372,333 outstanding
  shares of beneficial interest      24,167
 Accumulated net investment loss        (67)
 Accumulated net realized loss
  on investments                       (897)

 Net unrealized depreciation
  on investments                     (2,562)
                                  ---------
 TOTAL NET ASSETS-- 100%          $  20,641
                                  =========

Net Asset Value, Offering and Redemption
   Price Per Share                     $8.70
                                       =====

* NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        11                 www.oakassociates.com

STATEMENTS OF OPERATIONS (000)                                                [GRAPHIC ART OMITTED]
....................................................................................................

FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2002 (UNAUDITED)


                                                       WHITE OAK             PIN OAK
                                                     GROWTH STOCK       AGGRESSIVE STOCK
                                                         FUND                 FUND

---------------------------------------------------------------------------------------------------

Investment Income:
   Dividends .......................................   $   9,765            $    155
   Interest ........................................         202                  27
---------------------------------------------------------------------------------------------------
      Total Investment Income ......................       9,967                 182

Expenses:
   Investment Advisory Fees ........................      12,238               1,330
   Administration Fees .............................         662                  72
   Custodian Fees ..................................          76                   9
   Transfer Agent Fees .............................       2,806                 392
   Professional Fees ...............................          60                   6
   Trustee Fees ....................................          48                   5
   Registration Fees ...............................          --                   6
   Printing Fees ...................................         273                  29
   Insurance and Other Fees ........................          24                   3
---------------------------------------------------------------------------------------------------
      Total Expenses ...............................      16,187               1,852
---------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ...........          --                 (55)
---------------------------------------------------------------------------------------------------
      Net Expenses .................................      16,187               1,797
---------------------------------------------------------------------------------------------------
      Net Investment Loss ..........................      (6,220)             (1,615)
---------------------------------------------------------------------------------------------------
   Net Realized Loss on
      Securities Sold ..............................     (42,681)           (189,070)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities .....................    (138,626)            171,035
---------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Loss
         on Investments ............................    (181,307)            (18,035)
---------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
         From Operations ...........................   $(187,527)           $(19,650)
===================================================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386                           12

                                                                                                               [GRAPHIC ART OMITTED]
.....................................................................................................................................


                                                            RED OAK                     BLACK OAK                 LIVE OAK
                                                       TECHNOLOGY SELECT           EMERGING TECHNOLOGY         HEALTH SCIENCES
                                                             FUND                         FUND                      FUND

------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends .......................................         $     --                   $     --                 $    43
   Interest ........................................               88                         94                       6
------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income ......................               88                         94                      49

Expenses:
   Investment Advisory Fees ........................            2,144                        486                      86
   Administration Fees .............................              116                         26                       5
   Custodian Fees ..................................               13                          3                       1
   Transfer Agent Fees .............................              633                        172                      35
   Professional Fees ...............................               10                          2                      --
   Trustee Fees ....................................                8                          2                      --
   Registration Fees ...............................               13                         --                      --
   Printing Fees ...................................               50                         12                       2
   Insurance and Other Fees ........................                4                          1                      --
------------------------------------------------------------------------------------------------------------------------------
      Total Expenses ...............................            2,991                        704                     129
------------------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ...........              (95)                       (48)                    (13)
------------------------------------------------------------------------------------------------------------------------------
      Net Expenses .................................            2,896                        656                     116
------------------------------------------------------------------------------------------------------------------------------
      Net Investment Loss ..........................           (2,808)                      (562)                    (67)
------------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss on
      Securities Sold ..............................         (335,245)                   (34,507)                   (897)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities .....................          278,307                     19,716                  (3,076)
------------------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Loss
         on Investments ............................          (56,938)                   (14,791)                 (3,973)
------------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
         From Operations ...........................         $(59,746)                  $(15,353)                $(4,040)
==============================================================================================================================


                                          13               www.oakassociates.com

STATEMENTS OF CHANGES IN NET ASSETS (000)                                        [GRAPHIC ART OMITTED]
.......................................................................................................

FOR THE PERIODS ENDED APRIL 30, 2002 (UNAUDITED) AND OCTOBER 31, 2001

                                             WHITE OAK                        PIN OAK
                                           GROWTH STOCK                  AGGRESSIVE STOCK
                                               FUND                            FUND
                                    --------------------------         ---------------------

                                       11/01/01    11/01/00             11/01/01   11/01/00
                                      TO 4/30/02  TO 10/31/01          TO 4/30/02 TO 10/31/01
------------------------------------------------------------------------------------------------------

Investment Activities:
   Net Investment Income Loss ....... $ (6,220)  $  (14,150)           $ (1,615) $  (5,385)
   Net Realized Loss
      on Securities Sold ............  (42,681)    (749,069)           (189,070)  (144,265)
   Net Unrealized Appreciation
      (Depreciation)
      of Investment Securities ...... (138,626)  (3,197,513)            171,035   (749,673)
------------------------------------------------------------------------------------------------------

   Net Increase (Decrease) in
       Net Assets Resulting from
       Operations ................... (187,527)  (3,960,732)            (19,650)  (899,323)

Distributions to Shareholders:
   Realized Capital Gains ...........       --      (23,502)                 --      (4,485)
------------------------------------------------------------------------------------------------------

      Total Distributions ...........       --      (23,502)                 --     (4,485)

Capital Share Transactions (in dollars):
   Shares Issued ....................  465,525    2,808,198              95,709    597,432
   Shares Issued in Lieu of Cash
      Distributions .................       --       22,486                  --      4,263
   Shares Redeemed .................. (797,007)  (1,877,172)           (151,052)  (554,092)
------------------------------------------------------------------------------------------------------

      Increase (Decrease) in
         Net Assets From Capital
         Share Transactions ......... (331,482)     953,512             (55,343)    47,603

            Total Increase (Decrease)
                in Net Assets ......  (519,009)  (3,030,722)            (74,993)  (856,205)
------------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of Period ........... 3,188,358   6,219,080             363,083  1,219,288
------------------------------------------------------------------------------------------------------
      End of Period ................. $2,669,349 $3,188,358            $288,090   $363,083
------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ...........................   12,257       51,949               3,978     13,954
   Issued in Lieu of Cash
      Distributions .................       --          318                  --         73
   Redeemed .........................  (21,487)     (40,681)             (6,365)   (14,778)
------------------------------------------------------------------------------------------------------

   Net Increase (Decrease) in
      Share Transactions ............   (9,230)      11,586               (2,387)     (751)
------------------------------------------------------------------------------------------------------

(1)  THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON 12/29/00.
(2) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON 6/29/01. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386                           14

                                                                                                               [GRAPHIC ART OMITTED]
.....................................................................................................................................


                                               RED OAK                       BLACK OAK                    LIVE OAK
                                             TECHNOLOGY                 EMERGING TECHNOLOGY            HEALTH SCIENCES
                                             SELECT FUND                       FUND                         FUND
                                        ---------------------           -------------------             -------------

                                         11/01/01    11/01/00           11/01/01   12/29/00(1)     11/01/01    06/29/01(2)
                                        TO 4/30/02  TO 10/31/01        TO 4/30/02  TO 10/31/01    TO 4/30/02   TO 10/31/01
---------------------------------------------------------------------------------------------------------------------------

Investment Activities:
   Net Investment Income Loss .......  $  (2,808) $   (8,576)         $   (562)   $    (817)     $    (67)      $   (26)
   Net Realized Loss
      on Securities Sold ............   (335,245)  (623,331)           (34,507)     (75,530)         (897)           --
   Net Unrealized Appreciation
      (Depreciation)
      of Investment Securities ......    278,307 (1,091,593)            19,716     (173,270)       (3,076)          514
---------------------------------------------------------------------------------------------------------------------------

   Net Increase (Decrease) in
       Net Assets Resulting
       from Operations ..............    (59,746) (1,723,500)          (15,353)    (249,617)       (4,040)          488

Distributions to Shareholders:
   Realized Capital Gains ...........         --         --                 --           --            --            --
---------------------------------------------------------------------------------------------------------------------------

      Total Distributions ...........         --         --                 --           --            --            --

Capital Share Transactions (in dollars):
   Shares Issued ....................    235,152  1,068,248            109,130      526,158        14,986        22,930
   Shares Issued in Lieu of Cash
      Distributions .................         --         --                 --           --            --            --
   Shares Redeemed ..................   (264,399) (1,033,195)         (100,298)    (172,350)      (11,439)       (2,284)
---------------------------------------------------------------------------------------------------------------------------

      Increase (Decrease) in
         Net Assets From Capital
         Share Transactions .........    (29,247)    35,053              8,832      353,808         3,547        20,646

            Total Increase (Decrease)
                in  Net Assets ......    (88,993) (1,688,447)           (6,521)     104,191          (493)       21,134
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of Period ...........    531,663  2,220,110            104,191           --        21,134            --
---------------------------------------------------------------------------------------------------------------------------
      End of Period .................   $442,670  $ 531,663           $ 97,670     $104,191       $20,641       $21,134
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ...........................     24,070     58,555             29,389       64,889         1,478         2,301
   Issued in Lieu of Cash
      Distributions .................         --         --                 --           --            --            --
   Redeemed .........................    (27,962)   (61,187)           (27,944)     (29,900)       (1,170)         (237)
---------------------------------------------------------------------------------------------------------------------------

   Net Increase (Decrease) in
      Share Transactions ............     (3,892)    (2,632)             1,445       34,989           308         2,064
---------------------------------------------------------------------------------------------------------------------------


                                          15               www.oakassociates.com

NOTES TO FINANCIAL STATEMENTS
.................................................................................

April 30, 2002 (unaudited)


 1. ORGANIZATION:

THE OAK ASSOCIATES FUNDS (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with five funds: White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund (diversified funds), Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On February 25, 1998, the shareholders of the Advisors' Inner Circle White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund (the "Oak Funds") voted to approve a tax-free reorganization of the Oak Funds through a transfer of all assets and liabilities to the Oak Associates Funds White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund. The reorganization took place on February 27, 1998.

 2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

    SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange (or reported on the NASDAQ national market system), are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

    Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

    FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.



1-888-462-5386                          16

                                                           [GRAPHIC ART OMITTED]

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and paid to shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

    Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature.

    USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    IMPLEMENTATION OF NEW ACCOUNTING STANDARDS--The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

 3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $11,133 for the period ended April 30, 2002.


 4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administrative Agreement dated February 27, 1998, as amended April 1, 2001, under which the Administrator provides management and administrative services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $10 billion, 0.0175% on the next $5 billion, and 0.015% of such assets in excess of $15 billion. There is a minimum annual administration fee (if total complex net assets fall below $5 billion) of $95,000 annually per each existing Fund and $18,750 annually per any additional class.



                                        17                 www.oakassociates.com

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
.................................................................................

April 30, 2002 (unaudited)

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Funds.

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.


 5. INVESTMENT ADVISORY AND
    CUSTODIAN AGREEMENTS:

The Trust and Oak Associates, ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, as amended February 15, 2002, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has agreed to waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.00% of the average daily net assets of each of the Funds.

First Union National Bank acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

 6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2002, were as follows:


                        WHITE OAK      PIN OAK          RED OAK
                         GROWTH      AGGRESSIVE       TECHNOLOGY
                          STOCK         STOCK           SELECT
                          FUND          FUND             FUND
                          (000)         (000)            (000)
                        --------      --------         --------
Purchases ............  $107,554      $31,385         $137,803
Sales ................   412,729       81,426          161,376

                                  BLACK OAK      LIVE OAK
                                  EMERGING        HEALTH
                                 TECHNOLOGY      SCIENCES
                                    FUND           FUND
                                    (000)          (000)
                                  --------       --------
Purchases ..................      $36,241         $6,055
Sales ......................       17,797          2,506

At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2002, were as follows:


                                                                              NET
                           FEDERAL        UNREALIZED      UNREALIZED       UNREALIZED
                          TAX COST       APPRECIATION    DEPRECIATION     DEPRECIATION
                            (000)            (000)           (000)            (000)
                         ----------       -----------    ------------     ------------
White Oak
  Growth
  Stock Fund ..........  $4,254,215         $466,945      $(2,094,976)    $(1,628,031)
Pin Oak Aggressive
  Stock Fund ..........     769,555           57,933         (540,835)       (482,902)
Red Oak
  Technology Select
  Fund ................   1,054,467           15,515         (628,080)       (612,565)
Black Oak
  Emerging
  Technology
  Fund ................     252,437            5,245         (158,799)       (153,554)
Live Oak Health
  Sciences Fund .......      23,066            1,255           (3,817)         (2,562)


1-888-462-5386                            18

                                                           [GRAPHIC ART OMITTED]

 7. CONCENTRATION OF CREDIT RISK:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, the Funds may be more affected by economic and political developments in those industries than a general equity fund would be.


                                           19              www.oakassociates.com

NOTES
.................................................................................















1-888-462-5386                           20

[GRAPHIC ART OMITTED]

[[LOGO OMITTED]

P.O. Box 219441
Kansas City, MO 64121-9441


Call Toll Free
1-888-4OAKFUND
(1-888-462-5386)


www.oakassociates.com


OAK-F-023-03000